Operating Segments Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 12,123,242	$ 371,092,421	$ 290,441,208	$ 274,884,107
Packaging and EMS segments [member] | Customer One [member]
Disclosure of operating segments [line items]
Operating revenue	$ 3,009,403	$ 92,117,839	$ 83,873,393	$ 66,554,659